Borrowings	12 Months Ended
Dec. 31, 2017
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Borrowings

23 Borrowings

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2017			2016
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	464	–	464	521	–	521
Term debt	209	1,696	1,905	299	2,021	2,320
Finance leases	5	5	10	5	9	14
Term debt in fair value hedging relationships	–	2,069	2,069	–	1,399	1,399
Term debt previously in fair value hedging relationships	–	438	438	334	255	589
Total	678	4,208	4,886	1,159	3,684	4,843

The total fair value of financial liabilities measured at amortised cost is £2,532m (2016: £3,071m). The total fair value of term debt in fair value hedging relationships is £2,148m (2016: £1,517m). The total fair value of term debt previously in fair value hedging relationships is £501m (2016: £660m).

RELX PLC and RELX NV have given joint and several guarantees of certain long-term and short-term borrowings issued by subsidiaries of RELX Group plc. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly-owned finance subsidiary of RELX PLC and RELX NV, which have been registered with the US Securities and Exchange Commission. RELX PLC and RELX NV have fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC and RELX NV.

Analysis by year of repayment

	2017				2016
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
Within 1 year	464	209	5	678	521	633	5	1,159
Within 1 to 2 years	–	593	3	596	–	219	4	223
Within 2 to 3 years	–	508	2	510	–	700	3	703
Within 3 to 4 years	–	444	–	444	–	496	2	498
Within 4 to 5 years	–	644	–	644	–	–	–	–
After 5 years	–	2,014	–	2,014	–	2,260	–	2,260
After 1 year	–	4,203	5	4,208	–	3,675	9	3,684
Total	464	4,412	10	4,886	521	4,308	14	4,843

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2017 by a $2,000m (£1,479m) committed bank facility maturing in July 2020, which was undrawn.

Analysis by currency

	2017				2016
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Finance leases £m	Total £m
US dollars	103	2,058	10	2,171	13	2,274	14	2,301
£ sterling	262	299	–	561	189	604	–	793
Euro	76	2,055	–	2,131	240	1,430	–	1,670
Other currencies	23	–	–	23	79	–	–	79
Total	464	4,412	10	4,886	521	4,308	14	4,843

Included in the US dollar amounts for term debt above is £742m (2016: £732m) of debt denominated in euros (€600m; 2016: €600m) and Swiss francs (CHF 275m; 2016: CHF 275m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2017, had a fair value of £38m (2016: £39m).